Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000150491 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150491 [Member] | Liberty Global Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150491 [Member] | Power Corp of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150491 [Member] | IAC Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150491 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150491 [Member] | iShares 0 3 Month Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000150491 [Member] | ISS A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000150491 [Member] | Vodafone Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150491 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150491 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000150491 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150491 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000150491 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000150491 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000150491 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000150491 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150491 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150491 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000150491 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150491 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150491 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000150491 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.40%
C000150491 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150491 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000150491 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000150491 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176262 [Member] | Liberty Global Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176262 [Member] | ISS A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176262 [Member] | Vodafone Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176262 [Member] | DCC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000176262 [Member] | Premium Brands Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000176262 [Member] | Opmobility [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176262 [Member] | Vistry Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000176262 [Member] | Eurocell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176262 [Member] | JD Sports Fashion PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176262 [Member] | Ashtead Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176262 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000176262 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000176262 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000176262 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000176262 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000176262 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176262 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000176262 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176262 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176262 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000176262 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176262 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%